CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, share issued	0	0	7,000,100
Preferred stock, share outstanding	0	0	7,000,100
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000	130,000,000
Common stock, shares issued	128,563,766	100,004,850	67,034,262
Common stock, shares oustanding	128,563,766	100,004,850	67,034,262
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, share issued	100	100	100
Preferred stock, share outstanding	100	100	100
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, share issued	7,000,000	10,000,000	7,000,000
Preferred stock, share outstanding	7,000,000	10,000,000	7,000,000
Series F Non Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, share issued	0	0	0
Preferred stock, share outstanding	0	0	0